Accrued expenses (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Directors and Officers | Accrued expenses [Member]
Accrued professional expenses	$ 675	$ 320
General and Administrative Expense [Member] | Directors and Officers [Member]
Professional Fees	$ 7,605	$ 5,738	$ 4,970